CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained earnings [Member]
Balance at Dec. 31, 2010		$ 79,125	$ 60,261	$ 532,143	$ (43,950)	$ (44,811)	$ 246,152
Balance (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		0	0
Shares issued (in shares) (see Note 7)		0
Amortization of stock based compensation			1,009
Payments in lieu of issuing shares	0		0
Amortization of deferred equity contributions				11,807
Loss on hedging financial instruments reclassified into earnings	(241)				241
Fair value adjustments to hedging financial instruments					(24,218)	12,983
Fair value adjustments to available for sale securities	(799)				(799)
Other comprehensive income / (loss)	12				12
Net income	101,019						101,019
Dividends declared							(91,786)
Balance at Sep. 30, 2011	839,188	79,125	61,270	543,950	(68,714)	(31,828)	255,385
Balance (in shares) at Sep. 30, 2011		79,125,000
Balance at Dec. 31, 2010		79,125	60,261	532,143	(43,950)	(44,811)	246,152
Balance (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		0	0
Shares issued (in shares) (see Note 7)		0
Amortization of stock based compensation			1,409
Payments in lieu of issuing shares	0		0
Amortization of deferred equity contributions	16,200			16,211
Loss on hedging financial instruments reclassified into earnings	(1,756)				1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074
Fair value adjustments to available for sale securities	(327)				(327)
Other comprehensive income / (loss)	(16)				(16)
Net income	131,175						131,175
Dividends declared							(122,644)
Balance at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		100	585
Shares issued (in shares) (see Note 7)		100,000
Amortization of stock based compensation			453
Payments in lieu of issuing shares	1,478		(1,478)
Amortization of deferred equity contributions	7,600			7,604
Loss on hedging financial instruments reclassified into earnings	(27)				27
Fair value adjustments to hedging financial instruments					(21,731)	16,740
Fair value adjustments to available for sale securities	751				751
Other comprehensive income / (loss)	34				34
Net income	134,737						134,737
Dividends declared							(85,533)
Balance at Sep. 30, 2012	$ 909,380	$ 79,225	$ 61,230	$ 555,958	$ (82,923)	$ (7,997)	$ 303,887
Balance (in shares) at Sep. 30, 2012	79,255,000	79,225,000